UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A
                                 Amendment No.2

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008
                                              ------------------------------

Check here if Amendment [X]; Amendment Number: 2
  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

         /s/ Frederick H. Fogel     Greenwich, CT            October 8, 2008
-------------------------------------------------       -----------------------
              [Signature]           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number               Name

         28-____________               _______________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ---------------

Form 13F Information Table Entry Total:         85
                                        ---------------

Form 13F Information Table Value Total: $ 1,221,736,000


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table

------------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer       Title Of Class       Cusip        Value (x$1000)  Shares or PRN Amount  SH/PRN    Put/Call
------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM                 885535104            42,400             20,000,000   SH
ADVANCED MICRO DEVICES INC        NOTE 5.750% 8/1     007903AN7             5,863              8,000,000   PRN
AIRTRAN HLDGS INC                 COM                 00949P108               510                250,000   SH
AIRTRAN HLDGS INC                 CALL                00949P908                35                  2,520              CALL
AMER AXLE & MFG HLDGS IN          CALL                024061903                12                  1,933              CALL
ARCELORMITTAL SA LUXEMBOURG       NY REGISTRY SH      03938L104             8,619                 87,000   SH
ARMSTRONG WORLD INDS INC NEW      COM                 04247X102               360                 12,331   SH
BEARINGPOINT INC                  COM                 074002106             9,620              9,250,000   SH
BORLAND SOFTWARE CORP             NOTE 2.750% 2/1     099849AB7             6,330              9,000,000   PRN
BORLAND SOFTWARE CORP             COM                 099849101             6,444              4,738,000   SH
BWAY HOLDING COMPANY              COM                 12429T104            13,300              1,544,700   SH
CABLEVISION SYS CORP              CALL                12686C909                20                  2,000              CALL
CALPINE CORP                      COM NEW             131347304            14,408                638,657   SH
CAPITAL ONE FINL CORP             CALL                14040H905                51                    375              CALL
CITIGROUP INC                     CALL                172967901                56                  3,500              CALL
CORE MARK HOLDING CO INC          COM                 218681104               246                  9,373   SH
DANA HOLDING CORP                 COM                 235825205            40,445              7,559,735   SH
DELTA AIR LINES INC DEL           COM NEW             247361702             3,586                629,074   SH
DELTA AIR LINES INC DEL           PUT                 247361952             2,220                  1,850              PUT
DISCOVER FINL SVCS                PUT                 254709958               200                  5,000              PUT
DOWNEY FINL CORP                  COM                 261018105             5,329              1,924,000   SH
DRIL-QUIP INC                     COM                 262037104            34,965                555,000   SH
EPICOR SOFTWARE CORP              COM                 29426L108            20,315              2,940,000   SH
EXIDE TECHNOLOGIES                W EXP 05/05/201     302051123               276                103,500   SH
FIDELITY NATL INFORMATION SV      COM                 31620M106             4,798                130,000   SH
FIRSTFED FINL CORP                COM                 337907109            10,854              1,350,000   SH
FLAMEL TECHNOLOGIES SA            SPONSORED ADR       338488109            15,015              1,500,000   SH
FORD MTR CO DEL                   COM PAR $0.01       345370860               232                 48,226   SH
FORD MTR CO DEL                   NOTE 4.250%12/1     345370CF5            14,510             20,000,000   PRN
GRANAHAN MCCOURT ACQ CORP         COM                 385034103             4,070                500,000   SH
HAYES LEMMERZ INTL INC            COM NEW             420781304            16,924              5,959,000   SH
HERCULES INC                      COM                 427056106            58,832              3,475,000   SH
HILLTOP HOLDINGS INC              COM                 432748101             9,279                900,000   SH
HONDA MOTOR LTD                   AMERN SHS           438128308             9,869                290,000   SH
HUNTSMAN CORP                     COM                 447011107             8,835                775,000   SH
INGLES MKTS INC                   CL A                457030104            15,921                682,400   SH
INNOPHOS HOLDINGS INC             COM                 45774N108            15,975                500,000   SH
INTERFACE INC                     CL A                458665106            14,723              1,175,000   SH
ION MEDIA NETWORKS INC            NOTE 11.000% 7/3    46205AAB9             3,340             11,930,000   PRN
IPCS INC                          COM NEW             44980Y305            85,025              2,869,568   SH
ISHARES TR                        PUT                 464287955            40,285                110,000              PUT
JAZZ TECHNOLOGIES INC             COM                 47214E102             1,885              1,571,100   SH
JAZZ TECHNOLOGIES INC             W EXP 03/15/201     47214E110               113              3,761,950   SH
KNOLOGY INC                       COM                 499183804            17,259              1,570,400   SH
LORAL SPACE & COMMUNICATNS L      COM                 543881106             2,828                160,511   SH
LOUISIANA PAC CORP                CALL                546347905                20                  2,010              CALL
MASCO CORP                        CALL                574599906               846                  4,700              CALL
METROPCS COMMUNICATIONS INC       COM                 591708102            12,840                725,000   SH
MSC SOFTWARE CORP                 COM                 553531104            65,770              5,990,000   SH
NAVISITE INC                      COM NEW             63935M208             2,848                749,500   SH
NEUSTAR INC                       CL A                64126X201            12,397                575,000   SH
NORTHWEST AIRLS CORP              COM                 667280408             1,961                294,479   SH
PENN NATL GAMING INC              COM                 707569109            17,683                550,000   SH
PENN NATL GAMING INC              PUT                 707569959             1,013                  1,717              PUT
PEOPLE UNITED FINANCIAL INC       COM                 712704105            10,920                700,000   SH
PORTLAND GEN ELEC CO              COM NEW             736508847               787                 34,950   SH
POWERSHARES QQQ TRUST             PUT                 73935A954                60                 20,000              PUT
REVLON INC                        CL A                761525500             4,652              5,538,598   SH
ROCKWOOD HLDGS INC                COM                 774415103            69,078              1,985,000   SH
SIX FLAGS INC                     PIERS               83001P505             6,963                718,800   SH
SMURFIT-STONE CONTAINER CORP      CALL                832727901                 8                  2,500              CALL
SPORTS CHALET INC                 CL A                849163209             4,425                931,493   SH
SPORTS CHALET INC                 CL B                849163308               221                 49,053   SH
SPDR TR                           UNIT SER 1          78462F103            47,996                375,000   SH
SPDR TR                           PUT                 78462F953             8,263                 12,500              PUT
TIBCO SOFTWARE INC                COM                 88632Q103            67,703              8,850,000   SH
TORCH ENERGY ROYALTY TRUST        UNIT BEN INT        891013104            54,868              5,931,709   SH
TRANSFORMA ACQUISITION GROUP      UNIT 12/19/2010     89366E209            15,000              1,875,000   SH
TRIMAS CORP                       COM NEW             896215209            10,693              1,785,100   SH
UAL CORP                          COM NEW             902549807               233                 44,568   SH
U S GEOTHERMAL INC                COM                 90338S102            16,112              5,466,800   SH
UBS AG                            PUT                 H89231958               450                  1,000              PUT
UNITED STATES STL CORP NEW        COM                 912909108             8,130                 44,000   SH
VONAGE HLDGS CORP                 COM                 92886T201             6,640              4,000,000   SH
WACHOVIA CORP NEW                 CALL                929903902               240                  3,000              CALL
WELLS FARGO & CO NEW              CALL                949746901                50                 10,000              CALL
WILLIAMS COS INC DEL              COM                 969457100            63,488              1,575,000   SH
WILLIAMS COS INC DEL              PUT                 969457950                50                  5,000              PUT
GRACE W R & CO DEL NEW            COM                 38388F108            73,993              3,150,000   SH
SELECT SECTOR SPDR TR             SBI INT-FINL        81369Y605             4,041                200,000   SH
SPDR SERIES TRUST                 CALL                78464A908               270                  4,500              CALL
SELECT SECTOR SPDR TR             PUT                 81369Y950                38                    400              PUT
XM SATELLITE RADIO HLDGS INC      CL A                983759101             6,272                800,000   SH
XM SATELLITE RADIO HLDGS INC      CALL                983759901               258                 49,513              CALL
XYRATEX LTD                       COM                 G98268108            58,275              3,500,000   SH

----------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer          Investment Discretion      Other Managers     Sole Voting Authority     Shared    None
----------------------------------------------------------------------------------------------------------------------------
3COM CORP                                SHARED-DEFINED                                      20,000,000
ADVANCED MICRO DEVICES INC               SHARED-DEFINED                                                                None
AIRTRAN HLDGS INC                        SHARED-DEFINED                                         250,000
AIRTRAN HLDGS INC                        SHARED-DEFINED                                           2,520
AMER AXLE & MFG HLDGS IN                 SHARED-DEFINED                                           1,933
ARCELORMITTAL SA LUXEMBOURG              SHARED-DEFINED                                          87,000
ARMSTRONG WORLD INDS INC NEW             SHARED-DEFINED                                          12,331
BEARINGPOINT INC                         SHARED-DEFINED                                       9,250,000
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                                                None
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                       4,738,000
BWAY HOLDING COMPANY                     SHARED-DEFINED                                       1,544,700
CABLEVISION SYS CORP                     SHARED-DEFINED                                           2,000
CALPINE CORP                             SHARED-DEFINED                                         638,657
CAPITAL ONE FINL CORP                    SHARED-DEFINED                                             375
CITIGROUP INC                            SHARED-DEFINED                                     56,000.0000
CORE MARK HOLDING CO INC                 SHARED-DEFINED                                           9,373
DANA HOLDING CORP                        SHARED-DEFINED                                       7,559,735
DELTA AIR LINES INC DEL                  SHARED-DEFINED                                         629,074
DELTA AIR LINES INC DEL                  SHARED-DEFINED                                           1,850
DISCOVER FINL SVCS                       SHARED-DEFINED                                           5,000
DOWNEY FINL CORP                         SHARED-DEFINED                                       1,924,000
DRIL-QUIP INC                            SHARED-DEFINED                                         555,000
EPICOR SOFTWARE CORP                     SHARED-DEFINED                                       2,940,000
EXIDE TECHNOLOGIES                       SHARED-DEFINED                                         103,500
FIDELITY NATL INFORMATION SV             SHARED-DEFINED                                         130,000
FIRSTFED FINL CORP                       SHARED-DEFINED                                       1,350,000
FLAMEL TECHNOLOGIES SA                   SHARED-DEFINED                                       1,500,000
FORD MTR CO DEL                          SHARED-DEFINED                                          48,226
FORD MTR CO DEL                          SHARED-DEFINED                                                                None
GRANAHAN MCCOURT ACQ CORP                SHARED-DEFINED                                         500,000
HAYES LEMMERZ INTL INC                   SHARED-DEFINED                                       5,959,000
HERCULES INC                             SHARED-DEFINED                                       3,475,000
HILLTOP HOLDINGS INC                     SHARED-DEFINED                                         900,000
HONDA MOTOR LTD                          SHARED-DEFINED                                         290,000
HUNTSMAN CORP                            SHARED-DEFINED                                         775,000
INGLES MKTS INC                          SHARED-DEFINED                                         682,400
INNOPHOS HOLDINGS INC                    SHARED-DEFINED                                         500,000
INTERFACE INC                            SHARED-DEFINED                                       1,175,000
ION MEDIA NETWORKS INC                   SHARED-DEFINED                                                                None
IPCS INC                                 SHARED-DEFINED                                       2,869,568
ISHARES TR                               SHARED-DEFINED                                         110,000
JAZZ TECHNOLOGIES INC                    SHARED-DEFINED                                       1,571,100
JAZZ TECHNOLOGIES INC                    SHARED-DEFINED                                       3,761,950
KNOLOGY INC                              SHARED-DEFINED                                       1,570,400
LORAL SPACE & COMMUNICATNS L             SHARED-DEFINED                                         160,511
LOUISIANA PAC CORP                       SHARED-DEFINED                                           2,010
MASCO CORP                               SHARED-DEFINED                                           4,700
METROPCS COMMUNICATIONS INC              SHARED-DEFINED                                         725,000
MSC SOFTWARE CORP                        SHARED-DEFINED                                       5,990,000
NAVISITE INC                             SHARED-DEFINED                                         749,500
NEUSTAR INC                              SHARED-DEFINED                                         575,000
NORTHWEST AIRLS CORP                     SHARED-DEFINED                                         294,479
PENN NATL GAMING INC                     SHARED-DEFINED                                         550,000
PENN NATL GAMING INC                     SHARED-DEFINED                                           1,717
PEOPLE UNITED FINANCIAL INC              SHARED-DEFINED                                         700,000
PORTLAND GEN ELEC CO                     SHARED-DEFINED                                         349,500
POWERSHARES QQQ TRUST                    SHARED-DEFINED                                          20,000
REVLON INC                               SHARED-DEFINED                                       5,538,598
ROCKWOOD HLDGS INC                       SHARED-DEFINED                                       1,985,000
SIX FLAGS INC                            SHARED-DEFINED                                         718,800
SMURFIT-STONE CONTAINER CORP             SHARED-DEFINED                                           2,500
SPORTS CHALET INC                        SHARED-DEFINED                                         931,493
SPORTS CHALET INC                        SHARED-DEFINED                                          49,053
SPDR TR                                  SHARED-DEFINED                                         375,000
SPDR TR                                  SHARED-DEFINED                                          12,500
TIBCO SOFTWARE INC                       SHARED-DEFINED                                       8,850,000
TORCH ENERGY ROYALTY TRUST               SHARED-DEFINED                                       5,931,709
TRANSFORMA ACQUISITION GROUP             SHARED-DEFINED                                       1,875,000
TRIMAS CORP                              SHARED-DEFINED                                       1,785,100
UAL CORP                                 SHARED-DEFINED                                          44,568
U S GEOTHERMAL INC                       SHARED-DEFINED                                       5,466,800
UBS AG                                   SHARED-DEFINED                                           1,000
UNITED STATES STL CORP NEW               SHARED-DEFINED                                          44,000
VONAGE HLDGS CORP                        SHARED-DEFINED                                       4,000,000
WACHOVIA CORP NEW                        SHARED-DEFINED                                           3,000
WELLS FARGO & CO NEW                     SHARED-DEFINED                                          10,000
WILLIAMS COS INC DEL                     SHARED-DEFINED                                       1,575,000
WILLIAMS COS INC DEL                     SHARED-DEFINED                                           5,000
GRACE W R & CO DEL NEW                   SHARED-DEFINED                                       3,150,000
SELECT SECTOR SPDR TR                    SHARED-DEFINED                                         200,000
SPDR SERIES TRUST                        SHARED-DEFINED                                           4,500
SELECT SECTOR SPDR TR                    SHARED-DEFINED                                             400
XM SATELLITE RADIO HLDGS INC             SHARED-DEFINED                                         800,000
XM SATELLITE RADIO HLDGS INC             SHARED-DEFINED                                          49,513
XYRATEX LTD                              SHARED-DEFINED                                       3,500,000